Loans - Summary of Gross Loans Origination and Internally Assigned Credit Risk Ratings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	₨ 1,660,541.8	$ 19,437.5	₨ 1,517,172.2
Before four years	738,109.8	8,639.9	737,926.2
Before three years	1,436,058.8	16,809.8	1,063,060.5
Before two years	2,547,190.8	29,816.1	2,153,627.5
Before one years	4,152,270.9	48,604.4	3,726,120.8
Current	5,338,591.4	62,490.8	5,536,503.1
Revolving Loans	5,231,263.8	61,234.5	4,489,936.0
Revolving loans converted to term loans	427,538.1	5,004.5	366,061.8
Total	21,531,565.4	252,037.5	19,590,408.1
Retail loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	13,553.2	158.6	18,759.7
Before four years	5,125.7	60.0	14,440.6
Before three years	11,729.4	137.3	8,618.8
Before two years	29,815.6	349.0	16,233.9
Before one years	30,013.6	351.3	24,209.1
Current	8,099.5	94.8	3,632.3
Revolving Loans	30,051.8	351.8	25,837.7
Revolving loans converted to term loans	16,801.6	196.7	13,679.9
Total	145,190.4	1,699.5	125,412.0
Retail loans | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	17,996.6		17,086.4
Before four years	39,541.4		42,112.7
Before three years	111,933.8		88,862.3
Before two years	265,204.1		201,625.1
Before one years	406,692.1		402,140.9
Current	612,616.8		541,384.9
Revolving Loans	96,922.6		85,310.8
Revolving loans converted to term loans	0.0		0.0
Total	1,550,907.4		1,378,523.1
Retail loans | Auto loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,490.5		1,376.8
Before four years	1,103.9		1,913.2
Before three years	1,768.9		1,683.1
Before two years	2,771.3		1,835.8
Before one years	2,057.7		1,688.5
Current	394.4		150.7
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	9,586.7		8,648.1
Retail loans | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	7,225.9		4,925.6
Before four years	20,096.4		29,598.6
Before three years	102,481.1		64,272.4
Before two years	325,240.5		240,817.4
Before one years	629,413.2		648,273.2
Current	1,241,263.4		1,195,151.2
Revolving Loans	672,934.7		570,146.5
Revolving loans converted to term loans	427,538.1		366,061.8
Total	3,426,193.3		3,119,246.7
Retail loans | Personal loans/Credit card | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,263.9		1,681.8
Before four years	1,559.0		4,635.9
Before three years	5,988.1		3,526.2
Before two years	18,451.4		10,050.8
Before one years	21,504.4		17,073.2
Current	4,065.9		2,838.5
Revolving Loans	25,111.9		21,307.8
Revolving loans converted to term loans	16,801.6		13,679.9
Total	95,746.2		74,794.1
Retail loans | Retail business banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	90,286.8		96,212.4
Before four years	62,968.2		64,673.1
Before three years	208,322.2		111,742.4
Before two years	406,185.5		319,787.1
Before one years	629,013.4		528,704.6
Current	770,115.0		701,737.8
Revolving Loans	2,800,798.9		2,384,978.8
Revolving loans converted to term loans	0.0		0.0
Total	4,967,690.0		4,207,836.2
Retail loans | Retail business banking | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,382.6		1,163.3
Before four years	176.1		298.8
Before three years	270.1		138.6
Before two years	39.7		19.7
Before one years	44.5		0.2
Current	125.9		0.0
Revolving Loans	22.1		9.5
Revolving loans converted to term loans	0.0		0.0
Total	2,061.0		1,630.1
Retail loans | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	10,522.3		12,612.6
Before four years	8,530.3		17,986.3
Before three years	64,391.4		36,439.4
Before two years	270,486.3		159,942.5
Before one years	516,036.3		461,582.2
Current	741,055.6		723,662.0
Revolving Loans	251,171.4		207,377.9
Revolving loans converted to term loans	0.0		0.0
Total	1,862,193.6		1,619,602.9
Retail loans | Commercial vehicle and construction equipment finance | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,242.2		1,547.1
Before four years	853.3		2,379.5
Before three years	2,499.5		1,597.7
Before two years	4,319.4		2,231.2
Before one years	2,794.0		1,935.0
Current	2,555.9		104.3
Revolving Loans	6.0		1.3
Revolving loans converted to term loans	0.0		0.0
Total	14,270.3		9,796.1
Retail loans | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,513,385.3		1,373,409.5
Before four years	596,492.3		572,124.7
Before three years	917,561.9		741,491.1
Before two years	1,189,865.8		1,175,303.7
Before one years	1,630,476.8		1,480,508.1
Current	1,293,396.9		1,650,330.9
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	7,141,179.0		6,993,168.0
Retail loans | Housing loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,091.7		11,133.4
Before four years	477.1		759.5
Before three years	79.8		105.6
Before two years	5.1		7.5
Before one years	23.0		7.2
Current	0.0		0.0
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	3,676.7		12,013.2
Retail loans | Other retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	21,124.9		12,925.7
Before four years	10,481.2		11,430.8
Before three years	31,368.4		20,252.9
Before two years	90,208.6		56,151.7
Before one years	340,639.1		204,911.8
Current	680,143.7		724,236.3
Revolving Loans	1,409,436.2		1,242,122.0
Revolving loans converted to term loans	0.0		0.0
Total	2,583,402.1		2,272,031.2
Retail loans | Other retail loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	4,082.3		1,857.3
Before four years	956.3		4,453.7
Before three years	1,123.0		1,567.6
Before two years	4,228.7		2,088.9
Before one years	3,590.0		3,505.0
Current	957.4		538.8
Revolving Loans	4,911.8		4,519.1
Revolving loans converted to term loans	0.0		0.0
Total	19,849.5		18,530.4
Retail loans | Performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	16,872.3		15,314.7
Before four years	38,368.9		40,203.8
Before three years	109,709.7		86,953.7
Before two years	261,060.2		198,895.3
Before one years	403,060.5		398,936.3
Current	611,564.6		540,605.2
Revolving Loans	93,911.1		82,616.1
Revolving loans converted to term loans	0.0		0.0
Total	1,534,547.3		1,363,525.1
Retail loans | Performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	6,682.8		4,198.8
Before four years	19,129.5		28,112.1
Before three years	100,673.9		62,604.2
Before two years	320,434.6		237,689.5
Before one years	623,756.2		642,360.7
Current	1,238,873.6		1,192,606.3
Revolving Loans	661,166.9		560,472.3
Revolving loans converted to term loans	426,548.1		365,736.3
Total	3,397,265.6		3,093,780.2
Retail loans | Performing | Retail business banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	84,507.8		88,129.0
Before four years	59,255.0		62,739.9
Before three years	204,872.5		108,288.3
Before two years	402,892.1		317,668.3
Before one years	627,467.3		527,853.5
Current	769,923.2		701,602.8
Revolving Loans	2,750,841.8		2,348,199.0
Revolving loans converted to term loans	0.0		0.0
Total	4,899,759.7		4,154,480.8
Retail loans | Performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	9,615.7		9,984.2
Before four years	7,142.1		16,357.7
Before three years	61,927.7		33,797.5
Before two years	263,199.8		156,354.0
Before one years	507,988.5		456,722.6
Current	739,656.0		722,457.1
Revolving Loans	244,293.4		202,366.2
Revolving loans converted to term loans	0.0		0.0
Total	1,833,823.2		1,598,039.3
Retail loans | Performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,488,044.3		1,351,187.2
Before four years	590,450.9		565,617.9
Before three years	910,615.5		735,921.2
Before two years	1,182,559.1		1,170,433.9
Before one years	1,626,523.9		1,476,703.5
Current	1,292,823.4		1,649,591.6
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	7,091,017.1		6,949,455.3
Retail loans | Performing | Other retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	15,220.9		9,040.5
Before four years	9,225.1		9,538.8
Before three years	29,591.7		18,091.4
Before two years	84,335.1		53,746.1
Before one years	312,070.2		200,858.5
Current	676,203.4		721,107.1
Revolving Loans	1,366,920.4		1,198,128.8
Revolving loans converted to term loans	0.0		0.0
Total	2,493,566.8		2,210,511.2
Retail loans | Non-performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,124.3		1,771.7
Before four years	1,172.5		1,908.9
Before three years	2,224.1		1,908.6
Before two years	4,143.9		2,729.8
Before one years	3,631.6		3,204.6
Current	1,052.2		779.7
Revolving Loans	3,011.5		2,694.7
Revolving loans converted to term loans	0.0		0.0
Total	16,360.1		14,998.0
Retail loans | Non-performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	543.1		726.8
Before four years	966.9		1,486.5
Before three years	1,807.2		1,668.2
Before two years	4,805.9		3,127.9
Before one years	5,657.0		5,912.5
Current	2,389.8		2,544.9
Revolving Loans	11,767.8		9,674.2
Revolving loans converted to term loans	990.0		325.5
Total	28,927.7		25,466.5
Retail loans | Non-performing | Retail business banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	5,779.0		8,083.4
Before four years	3,713.2		1,933.2
Before three years	3,449.7		3,454.1
Before two years	3,293.4		2,118.8
Before one years	1,546.1		851.1
Current	191.8		135.0
Revolving Loans	49,957.1		36,779.8
Revolving loans converted to term loans	0.0		0.0
Total	67,930.3		53,355.4
Retail loans | Non-performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	906.6		2,628.4
Before four years	1,388.2		1,628.6
Before three years	2,463.7		2,641.9
Before two years	7,286.5		3,588.5
Before one years	8,047.8		4,859.6
Current	1,399.6		1,204.9
Revolving Loans	6,878.0		5,011.7
Revolving loans converted to term loans	0.0		0.0
Total	28,370.4		21,563.6
Retail loans | Non-performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	25,341.0		22,222.3
Before four years	6,041.4		6,506.8
Before three years	6,946.4		5,569.9
Before two years	7,306.7		4,869.8
Before one years	3,952.9		3,804.6
Current	573.5		739.3
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	50,161.9		43,712.7
Retail loans | Non-performing | Other retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	5,904.0		3,885.2
Before four years	1,256.1		1,892.0
Before three years	1,776.7		2,161.5
Before two years	5,873.5		2,405.6
Before one years	28,568.9		4,053.3
Current	3,940.3		3,129.2
Revolving Loans	42,515.8		43,993.2
Revolving loans converted to term loans	0.0		0.0
Total	89,835.3		61,520.0
Wholesale loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	332,556.5	3,892.7	246,913.8
Before four years	414,914.8	4,856.8	268,724.2
Before three years	694,205.1	8,126.0	592,298.3
Before two years	877,711.1	10,274.0	980,330.6
Before one years	1,512,860.8	17,708.8	1,222,234.9
Current	1,397,420.9	16,357.5	2,090,544.0
Revolving Loans	1,877,576.5	21,978.0	1,801,593.5
Total	7,107,245.7	83,193.8	7,202,639.3
Wholesale loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	10.9	0.1	2,585.0
Before four years	2.1	0.0	264.3
Before three years	0.0	0.0	0.0
Before two years	0.0	0.0	0.0
Before one years	708.0	8.3	481.5
Current	0.0	0.0	0.0
Revolving Loans	3,478.2	40.7	244.4
Total	4,199.2	$ 49.1	3,575.2
Wholesale loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	303,812.7		186,460.1
Before four years	393,131.7		264,241.1
Before three years	674,953.6		560,195.2
Before two years	863,574.4		957,023.5
Before one years	1,483,506.6		1,200,992.0
Current	1,395,844.6		2,071,787.5
Revolving Loans	1,841,034.8		1,773,221.5
Total	6,955,858.4		7,013,920.9
Wholesale loans | Labelled
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,577.7		14,723.3
Before four years	9,883.5		757.2
Before three years	11,399.0		17,488.3
Before two years	12,831.6		14,588.1
Before one years	5,985.4		16,225.0
Current	1,576.3		11,623.4
Revolving Loans	12,808.6		6,485.4
Total	57,062.1		81,890.7
Wholesale loans | Non-performing
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	26,166.1		45,730.4
Before four years	11,899.6		3,725.9
Before three years	7,852.5		14,614.8
Before two years	1,305.1		8,719.0
Before one years	23,368.8		5,017.9
Current	0.0		7,133.1
Revolving Loans	23,733.1		21,886.6
Total	₨ 94,325.2		₨ 106,827.7